Income Taxes	12 Months Ended
Dec. 31, 2022
Disclosure of Income Taxes [Abstract]
INCOME TAXES

NOTE 19:INCOME TAXES

Current and deferred income tax expense (recovery)

	Year ended December 31,
	2022	2021
Current tax (recovery) expense:
Current year	(9,030)	12,358
Prior year	68	(693)
	(8,962)	11,665

Deferred tax (recovery) expense:
Current year	(8,446)	8,665
Prior year	(4)	177
	(8,450)	8,842
	(17,412)	20,507

The 2022 current tax recovery represents the expected tax refund as a result of losses realized in the current period that will be carried back to offset prior period taxable income.

Effective tax rate

	Year ended December 31,
	2022		2021
Income tax recovery at statutory rate of 26.5%	(67,962)	26.5%	11,299	26.5%
Increase (decrease) in taxes resulting from:
Foreign tax rate differential	1,070	(0.4)%	383	0.9%
Prior year	64	—%	(516)	(1.2)%
Non-deductible expenses and other	(92)	—%	12,996	30.5%
Deferred tax asset not recognized	49,508	(19.3)%	(3,655)	(8.6)%
	(17,412)	6.8%	20,507	48.1%

Deferred tax assets and liabilities

Deferred taxes are computed at a tax rate of 26.5% based on tax rates expected to apply at the time of realization. Deferred taxes relate primarily to the timing differences on recognition of expenses relating to the depreciation of fixed assets, loss carryforwards and professional fees relating to the Company’s equity activity that are recorded as a reduction of equity.

Movement in deferred tax asset for the years ending December 31, 2022 and 2021, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	Operating losses carried forward	Lease liability	Asset Retirement provision	Financing fees	PPE	Reserves and other	Total
As of January 1, 2021	663	2,905	55	214	—	—	3,837
Credited (charged) to statements of profit or loss	(4,318)	236	29	(750)	478	1,288	(3,037)
Credited to statements of equity	—	—	—	4,287	—	—	4,287
Deferred tax asset recognized in the statements of profit or loss	3,655	—	—	—	—	—	3,655
As of December 31, 2021	—	3,141	84	3,751	478	1,288	8,742
Credited to statements of profit or loss	43,713	1,020	42	144	15,855	11,335	72,109
Deferred tax asset derecognized in the statements of profit or loss	(43,713)	—	—	—	(5,795)	—	(49,508)
Deferred tax asset derecognized in the statements of equity	—	—	—	(3,895)	—	—	(3,895)
As of December 31, 2022	—	4,161	126	—	10,538	12,623	27,448

Movement in deferred tax liability for the years ending December 31, 2022 and 2021, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	PPE	ROU Asset	Total
As of January 1, 2021	902	2,935	3,837
Charged to statements of profit or loss	8,385	1,075	9,460
As of December 31, 2021	9,287	4,010	13,297
Charged to statements of profit or loss	12,231	1,920	14,151
As of December 31, 2022	21,518	5,930	27,448

Unrecognized deferred tax assets and liabilities

As of December 31, 2022, the recoverability of the net deferred tax asset, due to the impact of the decrease in BTC prices as described in Note 2, was uncertain and as a result, the net deferred tax asset of $49,508 was not recognized. The Company will evaluate the likelihood of recoverability at each balance sheet date, and will recognize net deferred tax asset when and if appropriate.